Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 580,000	$ 889,000	$ 4,813,000	$ 6,282,000
Warintza
Total	$ 580,000	$ 889,000	$ 4,813,000	$ 6,282,000